Distribution of Income from Operations, excluding Restructuring and Other Items, by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	$ 42,998	$ 27,408
Ireland
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	28,134	12,341
Rest Of Europe
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	6,401	5,557
United States
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	6,694	7,790
Rest of World
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	$ 1,769	$ 1,720